Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Goodwill and intangible assets

Note 10 – Goodwill and intangible assets

Identifiable intangible assets consist of the following:

	2020 (As Restated)	2021
	Balance				Transferred to			Balance
	at		PPA	Impairment	Assets	Year-to-date	Foreign	at
	December 31,	Acquisitions	Adj	Charge	held for sale	Amortization	Exchange	December 31,
Licenses	$536,287	$362,106	$53,890	$(11,392)	$(45,719)	$(52,824)	$(5,364)	$836,984
Trade names	137,403	11,156	—	—	(444)	(9,925)	(201)	137,989
Service agreements	9,936	—	—	—	—	(653)	—	9,283
Intellectual property and know-how	—	3,134	—	—	—	(581)	(37)	2,516
Non-compete agreements	24,008	3,434	—	—	—	(4,601)	(41)	22,800
Customer List	—	500	—	—	—	(64)	—	436
Total intangible assets, net	$707,634	$380,330	$53,890	$(11,392)	$(46,163)	$(68,648)	$(5,643)	$1,010,008

	2019	2020 (As Restated)
	Balance				Transferred to			Balance
	at		PPA	Impairment	Assets	Year-to-date	Foreign	at
	December 31,	Acquisitions	Adj	Charge	held for sale	Amortization	Exchange	December 31,
Licenses	$182,969	$424,830	$(505)	$(23,659)	$(20,785)	$(26,563)	$—	$536,287
Trade names	1,921	143,480	767	—	(629)	(8,136)	—	137,403
Service agreements	—	10,340	—	—	—	(404)	—	9,936
Non-compete agreements	745	24,870	(45)	—	—	(1,562)	—	24,008
Total intangible assets, net	$185,635	$603,520	$217	$(23,659)	$(21,414)	$(36,665)	$—	$707,634

Amortization of intangible assets was $68.6 million and $36.7 million for the years ended December 31, 2021 and 2020, respectively. Impairment losses on licenses were $11.4 million and $23.7 million for the years ended December 31, 2021 and 2020, respectively. During the year ended December 31, 2021, the Company recognized an impairment loss of $5.7 million related to the Eureka license when it was classified as held-for-sale in order to reflect the entity at its fair value less cost to sell, as well as an impairment loss of $5.7 million on the Vermont retail and wholesale licenses as described below. During the year ended December 31, 2020, the Company recognized an impairment loss of $23.7 million related to the Eureka license.

The changes in the carrying amount of goodwill were as follows:

Total
Balance at December 31, 2020 (As Restated)	$538,825
Purchase price adjustments (Note 4)	(37,922)
Change in assets held for sale (Note 7)	(2,230)
Loss on Impairment	(3,181)
Acquisitions (Note 4)	111,451
Foreign exchange movements	(1,447)
Balance at December 31, 2021	$605,496

Balance at December 31, 2019	$69,326
Purchase price adjustments (Note 4)	76
Change in Assets Held for Sale (Note 7)	(12,938)
Acquisitions (Note 4)	482,361
Balance at December 31, 2020 (As Restated)	$538,825

As described in Note 23 – Restatement, the purchase price allocation for the Select acquisition was restated as the Company’s initial identification and measurement of intangible assets acquired was not appropriately reflected in accordance with IFRS 3 and IAS 38. The restatement resulted in a decrease in intangible assets and amortization expense for the year ended December 31, 2020. Purchase price adjustments relate to remeasurement period adjustments, which were retrospectively reflected in the acquisition tables in Note 4 – Acquisitions.

The Company allocated goodwill to CGUs within its cannabis operating segment; accordingly, each CGU represents the operations dedicated to the cultivation, processing and sale of cannabis within the applicable jurisdiction and related to the Select brand. Upon finalization of purchase price accounting in the current year, assets, including goodwill, that were previously classified within the Grassroots Acquisition CGU has been allocated to the applicable states in which these entities operate utilizing a relative fair value approach

At the Company’s annual impairment assessment date, management tested the individual CGUs for impairment. The recoverable amount of the CGUs were determined based on the value in use (“VIU”) method using level 2 and level 3 inputs that were ultimately determined to be market participant assumptions. The recoverable amount for all CGUs were valued using a discounted cash flow (“DCF”) model, a variation of the income approach, and corroborated with value indications from certain market approaches, specifically the publicly-traded guideline company method and the comparable transaction method.  It is reasonably possible that future changes in assumptions may negatively impact future assessments of the recoverable amount of the Company’s assets. The Company will continue to evaluate the recoverability of its assets on a yearly basis.

The significant assumptions applied in the determination of the recoverable amount are described as follows:

i.	Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. The forecasts were extended to a total of nine years (with a terminal year thereafter) based on the relative immaturity of the industry;
ii.	Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;
iii.	Post-tax discount rate: The post-tax discount rate is reflective of the CGUs Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and
iv.	Tax rate: The tax rates used in determining the future cash flows were those effectively enacted based on jurisdiction at the respective valuation date.

Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment is outlined in the following table:

	Terminal Value Growth Rate	Discount Rate	Recoverable Amount
Arizona CGU	3%	14%	$ 321,440
Connecticut CGU	3%	15%	$ 146,820
Florida CGU	3%	15%	$ 619,940
Illinois CGU	3%	14%	$ 287,630
Maryland CGU	3%	16%	$ 209,930
Massachusetts CGU	3%	14%	$ 131,320
Michigan CGU	3%	14%	$ 25,870
Nevada CGU	3%	14%	$ 84,480
New Jersey CGU	3%	16%	$ 1,248,690
Ohio CGU	3%	14%	$ 71,590
Pennsylvania CGU	3%	14%	$ 512,450
European CGU	3%	18%	$ 442,989
Select Brand CGU	3%	15%	$ 873,990

The recoverable amount of the CGUs were compared to the total CGU carrying amount for each CGU grouping for impairment testing procedures. As a result of the impairment tests, management concluded that the carrying value of the CGUs were lower than their recoverable amounts and recorded no impairment, except as it relates to the Vermont CGU. The Vermont analysis utilized a discount rate of 14%. The indicated impairment loss for Vermont was allocated first to reduce the carrying value of the goodwill related to the CGU, with remaining pro rata to the other assets of the units, in a manner that did not reduce the carrying amount of any assets below its fair value less costs of disposal or value in use. As a result, the Company recognized an impairment loss related to the Vermont CGU in the amount of $8.9 million, allocated $3.2 million to Goodwill and $5.7 million to licenses for the year ended December 31, 2021.